Provisions for employees' benefits - Plan assets of pension and pension (Details) - Pension Trust - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Assets of benefit plan	$ 13,172,965	$ 12,712,853
Floating interest rate
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	679,448	823,977
Foreign currency
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	1,992,800	870,859
Local currency
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	1,502,349	1,899,787
Bonds issued by the national government
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	4,958,612	4,301,961
Bonds of private entities
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	3,177,531	3,122,630
Other public bonds
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	777,562	1,082,815
Bonds of foreign entities
Disclosure of defined benefit plans [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	$ 84,663	$ 610,824